Earnings per share (EPS)	12 Months Ended
Dec. 31, 2022
Earnings per share (EPS)
Earnings per share (EPS)

10. Earnings per share (EPS)

Basic EPS is calculated by dividing the profit/(loss) for the period attributable to common equity holders of the parent by the weighted average number of common shares outstanding during the period.

Diluted EPS is calculated by dividing the profit/(loss) attributable to common equity holders of the parent (after adjusting for the effect of dilution) by the weighted average number of common shares outstanding after adjustments for the effects of all dilutive potential common shares.

As of December 31, 2022, 2021 and 2020, outstanding share-based awards were excluded from the diluted weighted average number of common shares calculation because their effect would have been anti-dilutive.

The following table reflects the loss and share data used in the basic and diluted EPS calculations:

	For the Year Ended December 31,
(in thousands, except for share and per share amounts)	2022	2021	2020
Loss for the year	$(31,907)	$(42,355)	$(15,927)
Weighted average number of common shares	25,924,005	19,758,169	399,126
Basic and diluted loss per share	$(1.23)	$(2.14)	$(39.91)